Organization and Going Concern (Details Narrative) (USD $)	3 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Organization And Going Concern
Working capital deficiency	$ 13,000,000
Accumulated deficit	$ (150,102,539)	$ (146,388,486)
Percentage of issued and outstanding common shares	$ 0.025